Non-trading securities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)
Non-trading debt securities [Line Items]
Total number of non-trading securities that are in an unrealized loss positions	52	26
Insurance subsidiary [Member]
Non-trading debt securities [Line Items]
Non-trading securities disposed	¥ 63,752	¥ 75,745
Non-trading securities realized gain	3,841	5,008
Non-trading securities realized loss	631	15
Total proceeds received from disposals	66,962	80,738
Other-than-temporary impairment loss recognized for non-trading equity securities	486	16
Credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities		98
Other-than-temporary impairment loss recognized within other comprehensive income (loss)	¥ (28)	¥ 31